Share of results in associates (Tables)	12 Months Ended
Dec. 31, 2021
Share of results in associates
Schedule of share of loss in associates

	2021	2020	2019
Share of loss in associates (Note 15)	(629)	(1,667)	(1,416)
	(629)	(1,667)	(1,416)